Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 23,239,424,007	$ 19,064,605,229
Liabilities	18,004,877,653	13,735,943,016
Equity attributable to the owners of the Bank	5,231,519,979	5,326,518,604
Equity attributable to non-controlling interests	3,026,375	2,143,609
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	22,311,295,821	18,651,402,912
Liabilities	17,079,775,842	13,324,884,308
Equity attributable to the owners of the Bank	5,231,519,979	5,326,518,604
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	278,033,277	190,634,897
Liabilities	207,185,745	130,645,330
Equity attributable to the owners of the Bank	70,847,532	59,989,567
Macro Securities SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	867,732,839	528,836,176	[1]
Liabilities	711,725,101	286,329,493	[1]
Equity attributable to the owners of the Bank	156,007,738	242,506,683	[1]
Macro Fiducia SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	1,906,606	1,911,680
Liabilities	48,669	50,201
Equity attributable to the owners of the Bank	1,857,937	1,861,479
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	38,108,633	53,649,488
Liabilities	16,533,911	33,698,813
Equity attributable to the owners of the Bank	21,574,722	19,950,675
Fintech SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	64,168,848	65,188,641
Liabilities	60,758,424	62,330,517
Equity attributable to the owners of the Bank	852,574	714,515
Equity attributable to non-controlling interests	2,557,850	2,143,609
Macro Agro SAU (formerly known as Comercio Interior SAU) [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	57,826,684	42,740,737
Liabilities	54,435,541	39,635,520
Equity attributable to the owners of the Bank	3,391,143	3,105,217
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	71,444,126
Liabilities	15,785,722
Equity attributable to the owners of the Bank	55,658,404
BMA Asset Management SGFCISA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		21,686,439
Liabilities		318,044
Equity attributable to the owners of the Bank		21,368,395
BMA Valores SA [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets		7,611,623
Liabilities		95,749
Equity attributable to the owners of the Bank		7,515,874
Alianza SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	14,459,921
Liabilities	13,835,220
Equity attributable to the owners of the Bank	156,176
Equity attributable to non-controlling interests	468,525
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(465,552,748)	(499,057,364)
Liabilities	(155,206,522)	(142,044,959)
Equity attributable to the owners of the Bank	$ (310,346,226)	$ (357,012,405)

[1]	Includes amounts from its subsidiary Macro Fondos SGFCISA.